Other Assets - Other Current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Jul. 04, 2018	Dec. 31, 2017	[1]	Dec. 31, 2003
Other Assets [Abstract]
Advance payments to Carl Zeiss SMT GmbH, current	€ 231.1			€ 111.3
Prepaid expenses	299.6			198.4
Derivative financial instruments	42.2			50.5
VAT	116.0			67.3
Subordinated loan granted to lessor	0.0	[1],[2]	€ 5.4	5.4	[2]	€ 5.4
Other assets	83.7			77.6
Other current assets	€ 772.6	[3]		€ 510.5	[4]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	2.For further details on the loan granted to the lessor in respect of the Veldhoven headquarters see Note 13 Property, plant and equipment.
[3]	2.As per January 1, 2018, ASML has adopted ASU No. 2016-16 Income Taxes (ASC 740) 'Intra-Entity Transfers of Assets Other Than Inventory', adjusted to retained earnings as of January 1, 2018. See Note 1 General information / summary of significant accounting policies.
[4]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.